ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Subsidiaries and PRC Domestic Entities

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	December 17, 2003	PRC	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	November 28, 2002	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	March 16, 2006	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	March 14, 2006	PRC	Provision of marketing services, leads generation services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	December 21, 2006	PRC	Provision of marketing services and listing services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. ("Beijing Hong An")	November 15, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. ("Beijing TuoShi")	November 19, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. ("Beijing Yi Ran Ju Ke")	July 8, 2011	PRC	Provision of marketing services, rental services, leads generation services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. ("Beijing Hua Ju Tian Xia")	July 25, 2012	PRC	Provision of technology and information consultancy services

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Beijing Li Man Wan Jia Network Technology Co., Ltd. ("Beijing Li Man Wan Jia")	July 25, 2012	PRC	Provision of technology, leads generation and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. ("Shanghai JBT Real Estate Broking")	July 7, 2005	PRC	Provision of real estate agency services, marketing services and listing services

Tianjin Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., ("Hangzhou SouFun Network")	August 27, 2013	PRC	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. ("Wuhan Yi Ran Ju Ke")	December 13, 2013	PRC	Provision of real estate agency services, leads generation services and real estate information services

Hangzhou Ji Ju Real Estate Agents Co., Ltd. ("Hanzhou Ji Ju")	December 23, 2013	PRC	Provision of real estate agency services and real estate information services

Fang Tian Xia Financial Information Service (Beijing) Ltd. (previously known as Beijing Tianxia Dai Information service Co., Ltd.)	April 9, 2014	PRC	Provision of finance information services

Shanghai SouFun Microfinance Co.,Ltd.("Shanghai SouFun Microfinance")	January 19, 2015	PRC	Provision of Microfinance services

Beihai Tian Xia Dai Microfinance Co., Ltd.("Beihai Tian Xia Dai Microfinance")	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	Operation and management of hotel, restaurant and other catering business

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Chongqing Tian Xia Dai Microfinance Co., Ltd ("Chongqing Tian Xia Dai Microfinance")	December 11, 2014	PRC	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co., Ltd. ("Tianjin Jia Tian Xia Microfinance")	December 5, 2014	PRC	Provision of microfinance services

Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd. (“Guangzhou Fang Tian Xia”)	March 9, 2015	PRC	Provision of real estate agency services

Beijing Cun Fang Real Estate Broking Co., Ltd. (“Beijing Cun Fang”)	April 7, 2015	PRC	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. (“Tianjin Fang Tian Xia”)	May 21, 2015	PRC	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd. (“Nanjing Cun Fang”)	April 30, 2015	PRC	Provision of real estate agency services

	Date of	Place of
Company	Establishment	Establishment	Principal Activities

Nanchang Cun Fang Real Estate Broking Co., Ltd. (“Nanchang Cun Fang”)	June 3, 2015	PRC	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	Provision of real estate agency services

Shanghai SouFun Fang Tian Xia Broking Co., Ltd. (“Shanghai Fang Tian Xia”)	April 16, 2015	PRC	Provision of real estate agency services

Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 4, 2015	PRC	Provision of technology and information consultancy services

Hong Kong Property Network Limited ("HK Property")	May 19, 2011	Hong Kong	Investment holding

Best Fang Holdings LLC	Aug 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC ("Best Work")	March 14, 2011	United States of America	Investment holding

Carrying Amount of Assets and Liabilities

	As of December 31,
	2018	2019
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	34,004	13,670
Restricted cash, current	214,876	217,951
Short-term investments	5,586	—
Accounts receivable (net of allowance of US$12,913 and US$10,978 as of December 31, 2018 and 2019, respectively)	25,910	40,836
Funds receivable	5,124	8,182
Prepayments and other current assets	25,384	27,644
Commitment deposits	191	188
Total current assets	311,075	308,471

Non-current assets:
Property and equipment, net	358,432	342,146
Land use rights	32,428	—
Deferred tax assets	2	2,442
Deposits for non-current assets	95	265
Long-term investments	273,340	219,201
Restricted cash, non-current portion	—	35,363
Other non-current assets	1,815	32,972
Total non-current assets	666,112	632,389
Total assets	977,187	940,860

	As of December 31,
	2018	2019
	US$	US$
Current liabilities:
Short-term loans and current portion of long-term loans	76,267	70,215
Deferred revenue	32,816	32,254
Accrued expenses and other liabilities	36,266	54,543
Customer’s refundable fees	3,274	2,209
Income tax payable	1,982	305
Amounts due to related parties	—	10,253
Intercompany payable to the non PRC Domestic Entities	445,556	408,775
Total current liabilities	596,161	578,554

Non-current liabilities:
Long-term loans, less current portion	44,891	46,525
Deferred tax liabilities	10,488	656
Other non-current liabilities	51,144	64,456
Total non-current liabilities	106,523	111,637
Total liabilities	702,684	690,191
Net assets	274,503	250,669

Result of Operations

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Total revenues	91,087	89,111	102,383
Net loss	(6,484)	(79,229)	(23,543)

Summary of Cash Flow Activities

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Net cash generated from operating activities	122,327	26,241	29,288
Net cash used in investing activities	(99,946)	(9,851)	(3,991)
Net cash (used in) generated from financing activities	8,565	(25,220)	(2,904)